Related parties	12 Months Ended
Dec. 31, 2021
Related parties

8	Related parties

The table below summarizes the balances and transactions with related parties:

	2021	2020

Assets
Trade receivables (a)	692	174
Related parties (b)	-	421
	692	595
Current	692	174
Non-current	-	421

Liabilities
Accounts payable to selling shareholders (c)	54,556	-
	54,556	-
Current	27,278	-
Non-current	27,278	-

	2021	2020	2019

Other income
UEPC (a)	752	104	557
	752	104	557
Lease
RVL Esteves Gestão Imobiliária S.A.	15,336	11,288	10,417
UNIVAÇO Patrimonial Ltda.	3,210	2,915	2,816
IESVAP Patrimonial Ltda.	4,560	3,470	2,609
	23,106	17,673	15,842

(a)	Refers to sales of educational content from Medcel to UEPC.
(b)	Amounts to be reimbursed by the shareholders to Afya Brazil, mainly related to payments of legal cost and advisory services recorded in other assets. This amount was paid in December 2021.
(c)	Refers to amounts to be payable to our shareholder Nicolau Carvalho Esteves regarding the agreement to which Afya Brazil acquired the right to develop ITPAC Garanhuns medical school, a greenfield unit. 50% of the transaction is due in two equal annual installments, adjusted by the CDI rate.

Lease agreements with RVL Esteves Gestão Imobiliária S.A.

Afya Brazil has entered into lease agreements with RVL Esteves Gestão Imobiliária S.A. (“RVL”), an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Mr. Renato Esteves is an executive officer, as described below:

On June 21, 2016, RVL entered into lease agreements (as amended on April 26, 2018) with ITPAC – Instituto Tocantinense Presidente Antônio Carlos S.A., or ITPAC, and Itpac Porto Nacional – Instituto Tocantinense Presidente Antonio Carlos Porto S.A., or ITPAC Porto Nacional, pursuant to which RVL Esteves Gestão Imobiliária S.A. agreed to lease campuses to ITPAC and ITPAC Porto Nacional in the cities of Araguaína and Porto Nacional, both located in the State of Tocantins. The lease agreements are adjustable in accordance with the provisions of each lease agreement. The lease agreements are for an initial term of 20 years, and are renewable for an additional 20 years subject to the provisions of each lease agreement.

On November 1, 2016, RVL entered into a lease agreement with Afya Brazil, pursuant to which RVL agreed to lease to Afya Brazil certain offices located in the city of Nova Lima, State of Minas Gerais, where Afya Brazil’s principal executive offices are located. On February 9, 2019 the agreement was amended to extend lease terms and adjust the lease amounts, subject to certain discount conditions set forth in the lease agreement and adjustable in accordance with the provisions of the lease agreement. The lease agreement is for an initial term of five years, and may be renewable for an additional five years subject to the provisions of the lease agreement.

On September 6, 2018, RVL entered into a lease agreement with ITPAC, pursuant to which RVL agreed to lease to ITPAC the new ITPAC campus by RVL in the city of Palmas, State of Tocantins. The lease agreement is for an amount equal to 7.5% of the monthly net revenue of ITPAC during the prior semester, which will start to become due once the new ITPAC campus becomes operational, subject to the provisions of the lease agreement. The lease agreement is for an initial term of 20 years, starting on the date the new ITPAC campus becomes operational, and is renewable for an additional 20 years subject to the provisions of the lease agreement.

On October 30, 2019, RVL entered into a lease agreement with IPTAN, pursuant to which RVL agreed to lease to IPTAN the new IPTAN medical campus, currently under construction by RVL in the city of Santa Inês, State of Maranhão. The lease agreement is for a monthly amount equal to (i) up to June 2020, R$12 and (ii) after June 2020 and until March 2024, 6.5% of the monthly net revenue of IPTAN assessed during the prior semester, in each case adjustable in accordance with the provisions of the lease agreement. The lease agreement is for an initial term of 5 years counted from the conclusion of the construction works, and may be renewable for an additional 5 years subject to the provisions of the lease agreement.

On August 02, 2021, RVL entered into a lease agreement with ITPAC, pursuant to which RVL agreed to lease to ITPAC the new ITPAC Garanhuns medical campus, in the city of Garanhuns, State of Pernambuco. The lease agreement is for a monthly amount equal to (i) up to June 2022, R$40; (ii) after June 2022 and until December 2028, 6.5% of the monthly net revenue of ITPAC Garanhuns assessed during the prior semester, in each case adjustable in accordance with the provisions of the lease agreement; and (iii) after 2029 the monthly amount should be adjust by inflation rate (IPCA). The lease agreement is for a term of 20 years.

The lease payments in connection with the lease agreements with RVL totaled R$15,336 and R$11,288 in the years ended December 31, 2021 and 2020, respectively. In the year ended December 31, 2019, the lease payments in connection with the lease agreements with RVL totaled R$10,417.

Lease agreement with UNIVAÇO Patrimonial Ltda.

On July 14, 2016, UNIVAÇO Patrimonial Ltda., an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Ms. Rosângela Esteves is the chief executive officer, entered into a lease agreement with UNIVAÇO, a subsidiary of Afya Brazil, pursuant to which UNIVAÇO Patrimonial Ltda. agreed to lease the UNIVAÇO campus to UNIVAÇO, located in the city of Ipatinga, State of Minas Gerais. The lease agreement is adjustable in accordance with the provisions of the lease agreement. The lease agreement is for an initial term of 20 years, and is renewable for an additional 20 years subject to the provisions of the lease agreement. The lease payments in connection with this lease agreement totaled R$3,210 and R$2,915 in the years ended December 31, 2021 and 2020, respectively. In the year ended December 31, 2019, the lease payments in connection with this lease agreement totaled R$2,816.

Lease agreement with IESVAP Patrimonial Ltda.

On April 25, 2018, IESVAP Patrimonial Ltda., an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Mr. Renato Esteves is an executive officer, entered into a lease agreement with IESVAP, a subsidiary of Afya Brazil, pursuant to which IESVAP Patrimonial Ltda. agreed to lease the IESVAP campus to IESVAP located in the city of Parnaíba, State of Piauí. The lease agreement is for an amount equal to 7.5% of the monthly net revenue of IESVAP during 2018. The lease agreement is for an initial term of 20 years, and is renewable for an additional 20 years subject to the provisions of the lease agreement. The lease payments in connection with this lease agreement totaled R$4,560 and R$3,470 in the years ended December 31, 2021 and 2020, respectively. In the year ended December 31, 2019, the lease payments in connection with this lease agreement totaled R$2,609.

Key management personnel compensation

Key management personnel compensation included in the Company’s consolidated statement of income comprised the following:

	2021	2020	2019
Short-term employee benefits	11,933	9,629	4,947
Share-based compensation plan	20,251	23,989	13,893
	32,184	33,618	18,840

Compensation of the Company’s key management includes short-term employee benefits comprised by salaries, labor and social charges, and other ordinary short-term employee benefits. The amounts disclosed in the table above are the amounts recognized as an expense in general and administrative expenses during the reporting period related to key management personnel.

The executive officers participate in share-based compensation plans described in Note 16 (b).